CONSOLIDATED BUSINESS SEGMENTS (Tables)	12 Months Ended
Dec. 31, 2014
Consolidated Business Segments [Member]
Schedule of Segment Reporting Information, by Segment [Table Text Block]
Year ended December 31, 2014 (Successor)	Specialty printing papers	Newsprint	Pulp	Corporate adjustments	Consolidated
Sales to external customers	$606.7	$237.9	$264.7	$–	$1,109.3
Inter-segment sales	–	–	27.9	(27.9)	–
Depreciation and amortization	34.9	7.3	2.4	–	44.6
Restructuring (note 20)	0.5	–	–	–	0.5
Impairment and other closure costs (note 6)	16.5	–	–	–	16.5
Operating earnings (loss)	(50.9)	(0.6)	38.0	–	(13.5)
Total assets	440.4	147.6	80.7	–	668.7
Additions to property, plant and equipment	15.6	5.1	5.6	–	26.3

Year ended December 31, 2013 (Successor)	Specialty printing papers	Newsprint	Pulp	Corporate adjustments	Consolidated
Sales to external customers	$635.1	$192.3	$224.0	$–	$1,051.4
Inter-segment sales	–	–	24.8	(24.8)	–
Depreciation and amortization	40.4	5.1	1.5	–	47.0
Restructuring (note 20)	0.6	0.4	0.2	–	1.2
Impairment and other closure costs (note 6)	86.9	–	–	–	86.9
Operating earnings (loss)	(102.3)	8.4	6.1	–	(87.8)
Total assets	464.0	149.9	86.2	–	700.1
Additions to property, plant and equipment	15.4	2.0	6.0	–	23.4

Three months ended December 31, 2012 (Successor)	Specialty printing papers	Newsprint	Pulp	Corporate adjustments	Consolidated
Sales to external customers	$171.8	$44.0	$44.7	$–	$260.5
Inter-segment sales	–	–	7.1	(7.1)	–
Depreciation and amortization	11.2	1.4	0.3	–	12.9
Operating earnings (loss)	1.2	2.4	(9.3)	–	(5.7)
Total assets	710.5	182.6	85.5	0.2	978.8
Additions to property, plant and equipment	6.5	1.8	2.1	–	10.4

Nine months ended September 30, 2012 (Predecessor)	Specialty printing papers	Newsprint	Pulp	Corporate adjustments	Consolidated
Sales to external customers	$503.8	$134.1	$159.8	$–	$797.7
Inter-segment sales	–	–	22.5	(22.5)	–
Depreciation and amortization	18.9	2.7	1.8	–	23.4
Restructuring (note 20)	2.9	0.8	1.6	–	5.3
Operating earnings (loss)	19.3	11.7	(6.2)	–	24.8
Total assets	761.1	193.4	85.4	0.2	1,040.1
Additions to property, plant and equipment	9.2	1.2	1.8	–	12.2

Consolidated Geographic Business Segments [Member]
Schedule of Segment Reporting Information, by Segment [Table Text Block]
Year ended December 31, 2013 (Successor)	Specialty printing papers	Newsprint	Pulp	Total
Sales by shipment destination:
Canada	$79.9	$41.7	$–	$121.6
United States	483.8	40.1	–	523.9
Asia and Australasia	36.9	42.3	223.8	303.0
Latin America	34.5	68.2	–	102.7
Europe and other	–	–	0.2	0.2
	$635.1	$192.3	$224.0	$1,051.4

Three months ended December 31, 2012 (Successor)	Specialty printing papers	Newsprint	Pulp	Total
Sales by shipment destination:
Canada	$25.4	$12.9	$–	$38.3
United States	122.6	9.1	–	131.7
Asia and Australasia	14.3	11.4	43.7	69.4
Latin America	9.5	10.6	–	20.1
Europe and other	–	–	1.0	1.0
	$171.8	$44.0	$44.7	$260.5

Nine months ended September 30, 2012 (Predecessor)	Specialty printing papers	Newsprint	Pulp	Total
Sales by shipment destination:
Canada	$78.4	$31.1	$–	$109.5
United States	356.6	27.5	–	384.1
Asia and Australasia	38.2	38.1	158.2	234.5
Latin America	30.2	37.4	–	67.6
Europe and other	0.4	–	1.6	2.0
	$503.8	$134.1	$159.8	$797.7

	Successor
	As at December 31,
	2014	2013
Property, plant and equipment by geographic location:
Canada	$379.3	$412.2
	$379.3	$412.2